Acquisitions - Summary of Acquisition Activity (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about business combination [line items]
Business Acquired	$ 36	$ 24	$ 248	$ 630
Business combinations [member] | Businesses acquired, net of cash [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	10	0	208	585
Investments in businesses [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	14	18	26	28
Asset acquisition [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	0	0	2	0
Contingent consideration payments [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	$ 12	$ 6	$ 12	$ 17